SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Jan. 02, 2016
Supplemental Financial Information [Abstract]
Net inventories
(In millions)	2015	2014

Raw materials	$180.5	$183.6
Work-in-progress	143.0	150.4
Finished goods	155.2	157.8

Inventories, net	$478.7	$491.8

Property, Plant and Equipment

(In millions)	2015	2014

Land	$30.4	$32.1
Buildings and improvements	579.3	578.2
Machinery and equipment	1,922.3	1,958.2
Construction-in-progress	67.9	86.0

Property, plant and equipment	2,599.9	2,654.5
Accumulated depreciation	(1,752.0)	(1,779.2)

Property, plant and equipment, net	$847.9	$875.3

Capitalized software costs
(In millions)	2015	2014

Cost	$398.2	$445.7
Accumulated amortization	(270.8)	(293.1)

Software, net	$127.4	$152.6

Schedule of research and development expense
(In millions)	2015	2014	2013

Research and development expense	$91.9	$102.5	$96.0

Cash paid for interest and income taxes
(In millions)	2015	2014	2013

Interest, net of capitalized amounts	$60.1	$61.6	$60.2
Income taxes, net of refunds	129.9	108.8	129.4